Cover	Aug. 05, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2022
Entity File Number	001-41081
Entity Registrant Name	CRESCERA CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001851230
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Rua Aníbal de Mendonça, 27, 2nd floor
Entity Address, City or Town	Rio de Janeiro, RJ
Entity Address, Country	BR
Entity Address, Postal Zip Code	22410-050
City Area Code	+55
Local Phone Number	(21) 3687-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CREC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CRECW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	CRECU
Security Exchange Name	NASDAQ